World Omni Auto Receivables Trust 2007-B Monthly Servicer Certificate September 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	09/15/07 - 09/30/07
Interest Accrual Period	09/26/07 - 10/14/07
30/360 Days	19
Actual/360 Days	19
Distribution Date	10/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/14/07	947,375,684.12	46,688
Yield Supplement Overcollateralization Amount at 09/14/07	20,809,917.07	0

Receivables Balance at 09/14/07	968,185,601.19	46,688
Principal Payments	12,772,583.30	316
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/07	20,407,869.45	0

Pool Balance at 09/30/07	935,005,148.44	46,372

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	968,185,601.19	46,688
Delinquent Receivables:
Past Due 31-60 days	5,908,339.06	296
Past Due 61-90 days	125,520.95	7
Past Due 91 + days	79,632.89	3

Total	6,113,492.90	306

Total 31+ Delinquent as % Ending Pool Balance	0.65%

Recoveries	0.00

Aggregate Net Losses - September 2007	0.00

Overcollateralization Target Amount	14,025,077.23
Actual Overcollateralization	4,956,772.51

Weighted Average APR, Yield Adjusted	9.02%
Weighted Average Remaining Term	62.35

Flow of Funds	$ Amount

Collections	15,628,893.49
Advances	70,652.00
Investment Earnings on Cash Accounts	11,384.58
Servicing Fee	(430,304.71)
Interest Rate Swap Receipt	23,386.97

Available Funds	15,304,012.33

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	2,586,840.09
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	134,548.17
(5) Second Priority Principal Distributable Amount	7,625,851.56
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	4,956,772.51
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	15,304,012.33

Servicing Fee	430,304.71
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	900,000,000.00
Original Class B	42,631,000.00

Total Class A & B
Original Note Balance	942,631,000.00
Principal Paid	12,582,624.07
Note balance @ 10/15/07	930,048,375.93

Class A-1
Original Note Balance	187,000,000.00
Principal Paid	12,582,624.07
Note balance @ 10/15/07	174,417,375.93
Note Factor @ 10/15/07	93.2713240%

Class A-2a
Original Note Balance	85,000,000.00
Principal Paid	0.00
Note balance @ 10/15/07	85,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class A-2b
Original Note Balance	85,000,000.00
Principal Paid	0.00
Note balance @ 10/15/07	85,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class A-3a
Original Note Balance	250,000,000.00
Principal Paid	0.00
Note balance @ 10/15/07	250,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class A-3b
Original Note Balance	104,000,000.00
Principal Paid	0.00
Note balance @ 10/15/07	104,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class A-4
Original Note Balance	189,000,000.00
Principal Paid	0.00
Note balance @ 10/15/07	189,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class B
Original Note Balance	42,631,000.00
Principal Paid	0.00
Note balance @ 10/15/07	42,631,000.00
Note Factor @ 10/15/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,721,388.26
Total Principal Paid	12,582,624.07

Total Paid	15,304,012.33

Class A-1
Coupon	5.67635%
Interest Paid	560,224.21
Principal Paid	12,582,624.07

Total Paid to A-1 Holders	13,142,848.28

Class A-2a
Coupon	5.46000%
Interest Paid	244,941.67
Principal Paid	0.00

Total Paid to A-2 Holders	244,941.67

Class A-2b
Coupon	5.44875%
Interest Paid	244,436.98
Principal Paid	0.00

Total Paid to A-2 Holders	244,436.98

Class A-3a
Coupon	5.28000%
Interest Paid	696,666.67
Principal Paid	0.00

Total Paid to A-3 Holders	696,666.67

Class A-3b
Coupon	5.51875%
Interest Paid	302,918.06
Principal Paid	0.00

Total Paid to A-3 Holders	302,918.06

Class A-4
Coupon	5.39000%
Interest Paid	537,652.50
Principal Paid	0.00

Total Paid to A-4 Holders	537,652.50

Class B
Coupon	5.98000%
Interest Paid	134,548.17
Principal Paid	0.00

Total Paid to B Holders	134,548.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.8870133
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3484089

Total Distribution Amount	16.2354222

A-1 Interest Distribution Amount	2.9958514
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	67.2867597

Total A-1 Distribution Amount	70.2826111

A-2a Interest Distribution Amount	2.8816667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.8816667

A-2b Interest Distribution Amount	2.8757292
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.8757292

A-3a Interest Distribution Amount	2.7866667
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7866667

A-3b Interest Distribution Amount	2.9126737
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.9126737

A-4 Interest Distribution Amount	2.8447222
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	2.8447222

B Interest Distribution Amount	3.1561110
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	3.1561110

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	606.06
Noteholders’ Principal Distributable Amount	393.94

Account Balances	$ Amount

Advances
Balance as of 09/26/07	0.00
Balance as of 09/30/07	70,652.00
Change	70,652.00

Reserve Fund
Balance as of 09/26/07	2,368,419.60
Investment Earnings	1,708.97
Prior Month’s Investment Earnings paid	0.00
Withdrawal	0.00
Balance as of 09/30/07	2,370,128.57
Change	1,708.97

Reserve Fund Requirement	2,368,439.21